Document and Entity Information	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	CAMPBELL STRATEGIC ALLOCATION FUND LP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22260
Entity Tax Identification Number	52-1823554
Entity Address, Address Line One	2850 Quarry Lake Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21209
City Area Code	410
Local Phone Number	413-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000910467